Financial Instruments, Risk Management and Capital Management - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₽ 105,177	₽ 24,938
Financing cash flows	20,658	53,579
Leases (non-cash)	40,342	31,423
Change in FV (non-cash)	(703)	(6,364)
Loss on convertible bonds (non-cash)	8,567
Exchange difference	(5,792)	219
Accrued but not paid interest	3,361	1,382
Ending Balance	171,610	105,177
Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	62,116	9,448
Financing cash flows	29,891	58,348
Bifurcation of embedded conversion options (non-cash)	(3,109)	(6,958)
Loss on convertible bonds (non-cash)	8,567
Exchange difference	(5,472)	219
Accrued but not paid interest	2,122	1,059
Ending Balance	94,115	62,116
Derivative liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	594
Bifurcation of embedded conversion options (non-cash)	3,109	6,958
Change in FV (non-cash)	(703)	(6,364)
Ending Balance	3,000	594
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	42,467	15,490
Financing cash flows	(9,233)	(4,769)
Leases (non-cash)	40,342	31,423
Exchange difference	(320)
Accrued but not paid interest	1,239	323
Ending Balance	₽ 74,495	₽ 42,467